UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code:    800-638-8194

Date of fiscal year end:    June 30

Date of reporting period:    September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Capital Growth Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Information Technology — 26.5%
Adobe Systems, Inc.*	60,555	$4,189,800
Alibaba Group Holding Ltd., ADR*	24,515	2,178,158
Analog Devices, Inc.	52,215	2,584,120
Apple, Inc.	75,475	7,604,106
ARM Holdings PLC, ADR	105,210	4,596,625
EMC Corp.	74,095	2,168,020
Google, Inc. - Class C*	7,185	4,148,332
Google, Inc. - Class A*	7,185	4,227,726
LinkedIn Corp. - Class A*	12,420	2,580,752
Palo Alto Networks, Inc.*	27,445	2,692,354
Qualcomm, Inc.	24,520	1,833,360
Splunk, Inc.*	53,805	2,978,645
Stratasys Ltd.*†	14,300	1,727,154
Trimble Navigation Ltd.*	61,820	1,885,510
Visa, Inc. - Class A	25,960	5,539,085
		50,933,747

Consumer Discretionary — 19.7%
Amazon.com, Inc.*	11,195	3,609,716
BorgWarner, Inc.	76,715	4,035,976
Harman International Industries, Inc.	19,130	1,875,505
Las Vegas Sands Corp.	22,895	1,424,299
Michael Kors Holdings Ltd. (British Virgin
Islands)*	40,625	2,900,219
Priceline Group, Inc. (The)*	3,015	3,493,119
Restoration Hardware Holdings, Inc.*	43,350	3,448,492
Starbucks Corp.	48,375	3,650,378
Starwood Hotels & Resorts Worldwide,
Inc.	48,465	4,032,773
Urban Outfitters, Inc.*	69,980	2,568,266
VF Corp.	62,240	4,109,707
Walt Disney Co. (The)	30,210	2,689,596
		37,838,046

Industrials — 14.9%
Danaher Corp.	42,905	3,259,922
Flowserve Corp.	41,785	2,946,678
Fluor Corp.	34,325	2,292,567
MasTec, Inc.*	50,860	1,557,333
Precision Castparts Corp.	14,650	3,470,292
Rockwell Automation, Inc.	18,190	1,998,717
Union Pacific Corp.	46,150	5,003,583
United Rentals, Inc.*	39,540	4,392,894
United Technologies Corp.	35,135	3,710,256
		28,632,242

Health Care — 14.4%
Biogen Idec, Inc.*	12,250	4,052,422
Celgene Corp.*	52,180	4,945,620
Cerner Corp.*	69,188	4,121,529
Grifols SA, ADR	49,545	1,740,516
Henry Schein, Inc.*	40,700	4,740,329
Thermo Fisher Scientific, Inc.	32,045	3,899,876
Valeant Pharmaceuticals International,
Inc. (Canada)*	32,805	4,304,016
		27,804,308

Consumer Staples — 8.4%
Anheuser-Busch InBev N.V., ADR	33,350	3,696,848
Costco Wholesale Corp.	16,375	2,052,115
Estee Lauder Cos., Inc. (The) - Class A	29,670	2,216,942
Hain Celestial Group, Inc. (The)*	45,485	4,655,390
Walgreen Co.	59,480	3,525,380
		16,146,675

Energy — 7.3%
Anadarko Petroleum Corp.	26,600	2,698,304
Cameron International Corp.*	48,090	3,192,214
Pioneer Natural Resources Co.	20,590	4,055,612
Schlumberger Ltd. (Curacao)	39,820	4,049,296
		13,995,426

Financials — 5.5%
Ameriprise Financial, Inc.	47,812	5,899,045
BlackRock, Inc.	14,490	4,757,357
		10,656,402

Materials — 1.8%
Monsanto Co.	31,365	3,528,876
Total Common Stocks		$189,535,722

Investment Funds — 2.5%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	1,758,975	1,758,975
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	2,979,952	2,979,952
Total Investment Funds		$4,738,927

Total Investment Securities — 101.0%
(Cost $125,156,384)		$194,274,649

Liabilities in Excess of Other Assets — (1.0%)		(1,947,581)

Net Assets — 100.0%		$192,327,068

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market Value of the securities on loan as of September30, 2014 was $1,702,998.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

1

Touchstone Capital Growth Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$189,535,722	$—	$—	$189,535,722
Investment Funds	4,738,927	—	—	4,738,927
				$194,274,649

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments

Touchstone International Small Cap Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 91.5%

Japan — 24.3%

Consumer Discretionary — 3.7%
Calsonic Kansei Corp.	188,000	$1,023,351
Daiichikosho Co. Ltd.	40,500	1,088,986
HIS Co. Ltd.	57,300	1,527,129
Seria Co. Ltd.	33,600	1,280,584
Sumitomo Rubber Industries Ltd.	67,200	955,230

Consumer Staples — 1.9%
NH Foods Ltd.	70,000	1,484,568
Pola Orbis Holdings, Inc.†	40,700	1,593,859

Energy — 0.8%
Japan Petroleum Exploration Co.	31,600	1,213,002

Financials — 3.6%
Leopalace21 Corp.*	278,300	1,527,573
Monex Group, Inc.*	331,800	865,236
Nomura Real Estate Office Fund, Inc.
REIT	340	1,556,234
Zenkoku Hosho Co. Ltd.	63,100	1,760,529

Health Care — 0.8%
Message Co. Ltd.	36,600	1,256,430

Industrials — 7.1%
COMSYS Holdings Corp.	78,200	1,348,313
Hoshizaki Electric Co. Ltd.	41,800	1,951,365
Kanamoto Co. Ltd.	58,500	2,160,246
Kyowa Exeo Corp.	99,500	1,292,797
Minebea Co. Ltd.	119,000	1,623,196
Sankyu, Inc.	262,000	1,399,881
Sanwa Holdings Corp.	205,000	1,457,944

Information Technology — 3.4%
Iriso Electronics Co. Ltd.†	36,500	2,895,373
Japan Aviation Electronics Industry
Ltd.	63,000	1,436,061
Kakaku.com, Inc.*	73,000	1,037,009

Materials — 3.0%
Daicel Corp.	163,000	1,770,075
Nippon Paint Holdings Co. Ltd.†	82,000	1,842,991
Tokyo Ohka Kogyo Co. Ltd.	42,700	1,129,452
Total Japan		38,477,414

United Kingdom — 12.7%

Consumer Discretionary — 3.0%
Halfords Group PLC	174,764	1,344,339
Howden Joinery Group PLC	333,397	1,832,779
Taylor Wimpey PLC	820,640	1,500,660

Financials — 1.9%
Jupiter Fund Management PLC	289,513	1,668,977
Savills PLC	141,783	1,405,533

Health Care — 0.9%
Synergy Health PLC	62,872	1,493,191

Industrials — 3.8%
Ashtead Group PLC	97,551	1,649,440
Berendsen PLC	100,468	1,596,152
Northgate PLC	172,824	1,355,472
WS Atkins PLC	67,937	1,450,483

Information Technology — 2.3%
Micro Focus International PLC	117,200	2,013,983
Optimal Payments PLC*	195,591	1,628,208

Materials — 0.8%
Elementis PLC	284,704	1,179,248
Total United Kingdom		20,118,465

Germany — 6.3%

Consumer Discretionary — 0.9%
Stroeer Media AG	67,865	1,495,768

Financials — 1.9%
Aurelius AG	51,047	1,824,650
Patrizia Immobilien AG*	88,400	1,185,767

Industrials — 2.4%
Indus Holding AG	25,007	1,215,717
KUKA AG	23,300	1,411,426
Norma Group AG	28,293	1,183,565

Telecommunication Services — 1.1%
Freenet AG	65,921	1,715,613
Total Germany		10,032,506

Canada — 6.0%

Consumer Discretionary — 0.8%
Entertainment One Ltd.	238,754	1,223,090

Energy — 0.4%
Pason Systems, Inc.	23,903	668,247

Financials — 1.2%
Element Financial Corp.*	158,487	1,921,741

Industrials — 2.3%
Stantec, Inc.	27,100	1,773,193
WestJet Airlines Ltd.	67,000	1,873,691

Materials — 1.3%
Intertape Polymer Group, Inc.	139,339	2,024,238
Total Canada		9,484,200

Australia — 5.4%

Consumer Discretionary — 2.2%
Slater & Gordon Ltd.	334,057	1,795,847
Spotless Group Holdings Ltd.*	1,031,354	1,634,432

Financials — 1.3%
Magellan Financial Group Ltd.†	183,745	2,031,886

3

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 91.5% (Continued)

Australia — (Continued)
Materials — 1.9%
CSR Ltd.	522,930	$1,524,643
DuluxGroup Ltd.	317,972	1,547,904
Total Australia		8,534,712

Sweden — 4.3%

Consumer Discretionary — 0.9%
JM AB	42,101	1,346,579

Financials — 1.6%
Fastighets AB Balder, Class B*	204,185	2,596,172

Industrials — 1.8%
Haldex AB	114,300	1,326,583
Loomis AB, Class B	54,000	1,545,316
Total Sweden		6,814,650

Spain — 3.7%

Financials — 1.2%
Bankinter SA	229,140	1,943,724

Health Care — 0.8%
Almirall SA*	93,298	1,369,309

Industrials — 0.8%
Prosegur Cia de Seguridad SA	197,831	1,229,369

Materials — 0.9%
Tubacex SA	275,200	1,372,993
Total Spain		5,915,395

France — 2.9%

Consumer Discretionary — 0.8%
Plastic Omnium SA	50,304	1,203,387

Health Care — 1.1%
Ipsen SA	34,300	1,686,992

Information Technology — 1.0%
UBISOFT Entertainment*	99,919	1,640,644
Total France		4,531,023

Italy — 2.8%

Financials — 0.7%
Banca Generali SpA	43,896	1,160,425

Health Care — 1.0%
Recordati SpA	102,092	1,673,745

Industrials — 1.1%
Interpump Group SpA	133,700	1,677,731
Total Italy		4,511,901

Ireland — 2.7%

Consumer Staples — 1.7%
Greencore Group PLC	717,210	2,720,713

Materials — 1.0%
Smurfit Kappa Group PLC	73,707	1,615,684
Total Ireland		4,336,397

South Korea — 2.7%

Consumer Discretionary — 1.8%
Hanssem Co. Ltd.†	26,200	2,842,833

Information Technology — 0.9%
AfreecaTV Co. Ltd.†	45,300	1,377,996
Total South Korea		4,220,829

Hong Kong — 2.0%

Financials — 1.1%
Dah Sing Banking Group Ltd.	942,000	1,681,439

Utilities — 0.9%
China Power International
Development Ltd.†	3,077,000	1,426,583
Total Hong Kong		3,108,022

Norway — 1.9%

Consumer Staples — 1.1%
Salmar ASA	103,612	1,830,416

Materials — 0.8%
Borregaard ASA	210,642	1,209,804
Total Norway		3,040,220

Denmark — 1.6%

Consumer Staples — 1.6%
Royal UNIBREW A/S*	15,085	2,510,946

Bermuda — 1.6%

Energy — 0.8%
BW LPG Ltd., 144a	98,203	1,241,915

Financials — 0.8%
Catlin Group Ltd.	144,820	1,225,518
Total Bermuda		2,467,433

Singapore — 1.4%

Consumer Staples — 1.4%
First Resources Ltd.	706,000	1,106,843
Sino Grandness Food Industry Group
Ltd.*†	2,305,000	1,201,555
Total Singapore		2,308,398

4

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 91.5% (Continued)

Belgium — 1.3%

Health Care — 1.3%
Arseus NV	37,769	$1,830,895
Ion Beam Applications*	12,680	222,616
Total Belgium		2,053,511

Portugal — 1.2%

Industrials — 1.2%
CTT-Correios de Portugal SA	200,700	1,950,648

Thailand — 1.2%

Utilities — 1.2%
TTW PCL	2,807,002	1,038,829
TTW PCL- Foreign Shares	2,457,298	909,409
Total Thailand		1,948,238

Switzerland — 1.1%

Consumer Staples — 1.1%
Aryzta AG	20,378	1,757,755

Jersey — 1.0%

Financials — 1.0%
Henderson Group PLC	500,156	1,644,349

Cayman Islands — 0.9%

Consumer Discretionary — 0.9%
500.com Ltd. - Class A ADR*†	42,873	1,446,106

Austria — 0.9%

Industrials — 0.9%
Oesterreichische Post AG	28,794	1,380,911

New Zealand — 0.8%

Consumer Discretionary — 0.8%
SKY Network Television Ltd.	274,598	1,350,503

Israel — 0.8%

Financials — 0.8%
Mizrahi Tefahot Bank Ltd.	102,692	1,227,692
Total Common Stocks		$145,172,224

Exchange Traded Fund — 3.7%

United States — 3.7%
iShares MSCI EAFE Small Cap Index
Fund†	120,000	5,819,999

Investment Funds — 10.9%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	9,456,012	9,456,012
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	7,881,878	7,881,878
Total Investment Funds		$17,337,890

Total Investment Securities —106.1%
(Cost $146,301,168)		$168,330,113

Liabilities in Excess of Other Assets — (6.1%)		(9,702,208)

Net Assets — 100.0%		$158,627,905

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $8,950,856.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities were valued at $1,241,915 or 0.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

5

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks	$145,172,224	$—	$—	$145,172,224
Exchange Traded Fund	5,819,999	—	—	5,819,999
Investment Funds	17,337,890	—	—	17,337,890
				$168,330,113

(% of Net
Sector Allocation	Assets)
Industrials	21.4
Financials	17.1
Consumer Discretionary	15.8
Investment Funds	10.9
Materials	9.7
Consumer Staples	8.8
Information Technology	7.6
Health Care	5.9
Exchange Traded Fund	3.7
Utilities	2.1
Energy	2.0
Telecommunication Services	1.1
Other Assets/Liabilities (Net)	(6.1)
Total	100.0%

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Large Cap Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Information Technology — 19.3%
Cisco Systems, Inc.	10,820	$272,339
Corning, Inc.	17,700	342,318
EMC Corp.	12,630	369,554
Intel Corp.	9,560	332,879
International Business Machines Corp.	1,360	258,169
Microsoft Corp.	4,660	216,038
Visa, Inc. - Class A	2,010	428,874
		2,220,171

Financials — 18.6%
Alleghany Corp.*	795	332,429
Bank of America Corp.	20,010	341,170
Berkshire Hathaway, Inc. - Class B*	4,080	563,611
BlackRock, Inc.	1,270	416,966
Wells Fargo & Co.	9,320	483,428
		2,137,604

Consumer Discretionary — 12.8%
Bed Bath & Beyond, Inc.*	3,670	241,596
CarMax, Inc.*	9,150	425,018
Carnival Corp. (Panama)	11,050	443,878
Lowe's Cos., Inc.	6,690	354,035
		1,464,527

Consumer Staples — 11.8%
Altria Group, Inc.	7,770	356,954
Brown-Forman Corp. - Class B	1,490	134,428
Coca-Cola Co. (The)	6,230	265,772
Energizer Holdings, Inc.	3,030	373,326
Wal-Mart Stores, Inc.	2,970	227,117
		1,357,597

Materials — 9.8%
Albemarle Corp.	5,500	323,950
Mosaic Co. (The)	6,410	284,668
NewMarket Corp.	1,360	518,187
		1,126,805

Health Care — 9.1%
Bristol-Myers Squibb Co.	8,180	418,652
Eli Lilly & Co.	6,230	404,016
Pfizer, Inc.	7,440	220,001
		1,042,669

Energy — 8.0%
Apache Corp.	2,550	239,368
Chevron Corp.	2,970	354,380
ConocoPhillips	4,240	324,445
		918,193

Industrials — 6.3%
FedEx Corp.	1,410	227,644
General Dynamics Corp.	3,910	496,923
		724,567

Telecommunication Services — 2.1%
Verizon Communications, Inc.	4,770	238,452
Total Common Stocks		$11,230,585

Investment Fund — 2.0%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	229,076	229,076

Total Investment Securities — 99.8%
(Cost $11,395,100)		$11,459,661

Other Assets in Excess of Liabilities — 0.2%		22,635

Net Assets — 100.0%		$11,482,296

*	Non-income producing security.

^	Affiliated Fund.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,230,585	$—	$—	$11,230,585
Investment Fund	229,076	—	—	229,076
				$11,459,661

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.4%

Financials — 31.3%
Altisource Portfolio Solutions SA
(Luxembourg)*†	25,900	$2,610,720
American Equity Investment Life
Holding Co.	142,400	3,258,112
Bancorp, Inc. (The)*	154,400	1,326,296
Bofi Holding, Inc.*	21,600	1,570,536
Chatham Lodging Trust REIT	52,200	1,204,776
Columbia Banking System, Inc.	104,900	2,602,569
Customers Bancorp, Inc.*	121,420	2,180,703
Encore Capital Group, Inc.*†	56,300	2,494,653
Endurance Specialty Holdings Ltd.	47,500	2,621,050
First Cash Financial Services, Inc.*	33,500	1,875,330
Greenlight Capital Re Ltd. (Cayman
Island)*	40,700	1,319,087
Home Loan Servicing Solutions Ltd.
(Cayman Island)	117,300	2,485,587
Horace Mann Educators Corp.	96,100	2,739,811
Iberiabank Corp.	46,700	2,919,217
Infinity Property & Casualty Corp.	23,800	1,523,438
Lexington Realty Trust REIT†	223,200	2,185,128
Maiden Holdings Ltd.	193,800	2,147,304
Newcastle Investment Corp. REIT	226,033	2,866,098
Popular, Inc.*	71,400	2,101,659
Radian Group, Inc.	127,400	1,816,724
Stewart Information Services Corp.	91,400	2,682,590
Stifel Financial Corp.*	58,000	2,719,620
Texas Capital Bancshares, Inc.*	59,900	3,455,032
Wintrust Financial Corp.	50,900	2,273,703
		54,979,743

Consumer Discretionary — 15.6%
American Public Education, Inc.*	50,600	1,365,694
Children's Place Retail Stores, Inc. (The)	44,100	2,101,806
EW Scripps Co. - Class A*†	117,500	1,916,425
Gentherm, Inc.*	46,000	1,942,580
Libbey, Inc.*	56,800	1,491,568
LifeLock, Inc.*	128,700	1,839,123
LIN Media LLC - Class A*	87,800	1,949,160
M I Homes, Inc.*	53,500	1,060,370
Motorcar Parts of America, Inc.*	82,500	2,244,825
New Media Investment Group, Inc.†	116,487	1,937,179
Rent-A-Center, Inc.	58,200	1,766,370
Shutterfly, Inc.*	36,500	1,779,010
Skullcandy, Inc.*	241,500	1,881,285
Smith & Wesson Holding Corp.*†	102,500	967,600
Stage Stores, Inc.	89,100	1,524,501
World Wrestling Entertainment, Inc.†	124,700	1,717,119
		27,484,615

Industrials — 13.0%
ABM Industries, Inc.	62,450	1,604,340
Acacia Research Corp.†	94,300	1,459,764
Barrett Business Services, Inc.	5,700	225,093
Celadon Group, Inc.	78,300	1,522,935
DigitalGlobe, Inc.*	80,000	2,280,000
DXP Enterprises, Inc.*	19,600	1,444,128
Exelis, Inc.	105,900	1,751,586
GenCorp, Inc.*†	93,900	1,499,583
Generac Holdings, Inc.*†	35,800	1,451,332
Greenbrier Cos., Inc.†	26,600	1,951,908
H&E Equipment Services, Inc.	47,400	1,909,272
Mueller Water Products, Inc. - Class A	257,100	2,128,788
Tutor Perini Corp.*	53,700	1,417,680
Vectrus, Inc.*	5,883	114,902
Wabash National Corp.*	161,200	2,147,184
		22,908,495

Information Technology — 10.8%
AVG Technologies N.V. (Netherlands)*	119,500	1,981,310
Chipmos Technologies Bermuda Ltd.	75,002	1,696,545
DST Systems, Inc.	23,700	1,988,904
Epiq Systems, Inc.	72,000	1,264,320
GT Advanced Technologies, Inc.*†	99,000	1,072,170
Harmonic, Inc.*	207,300	1,314,282
InvenSense, Inc.*†	82,000	1,617,860
Methode Electronics, Inc.	50,800	1,872,996
NeuStar, Inc. - Class A*†	50,000	1,241,500
Silicon Image, Inc.*	279,200	1,407,168
SS&C Technologies Holdings, Inc.*	39,600	1,738,044
Stamps.com, Inc.*	58,100	1,845,256
		19,040,355

Health Care — 7.3%
Air Methods Corp.*	35,800	1,988,690
Anika Therapeutics, Inc.*	41,200	1,510,392
Cynosure, Inc. - Class A*	102,800	2,158,800
Kindred Healthcare, Inc.	75,600	1,466,640
Molina Healthcare, Inc.*	43,500	1,840,050
Providence Service Corp. (The)*	54,600	2,641,548
Triple-S Management Corp. (Puerto
Rico) - Class B*	62,100	1,235,790
		12,841,910

Energy — 4.9%
Delek U.S. Holdings, Inc.	67,300	2,228,976
Energy XXI Bermuda Ltd. (Bermuda)†	103,600	1,175,860
Helix Energy Solutions Group, Inc.*	95,300	2,102,318
Newpark Resources, Inc.*	131,700	1,638,348
PBF Energy, Inc. - Class A	57,000	1,368,000
		8,513,502

Materials — 4.4%
Ferro Corp.*	137,100	1,986,579
FutureFuel Corp.	103,050	1,225,264
Headwaters, Inc.*	129,200	1,620,168
PH Glatfelter Co.	132,650	2,911,668
		7,743,679

Utilities — 3.1%
NorthWestern Corp.	77,200	3,501,792
PNM Resources, Inc.	80,700	2,010,237
		5,512,029

8

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 94.4% (Continued)

Consumer Staples — 2.9%
Andersons, Inc. (The)	27,600	$1,735,488
TreeHouse Foods, Inc.*	40,600	3,268,300
		5,003,788

Telecommunication Services — 1.1%
FairPoint Communications, Inc.*†	130,400	1,978,168
Total Common Stocks		$166,006,284

Exchange Traded Fund — 0.9%
iShares Russell 2000 Value Index Fund†	15,800	1,478,248

Investment Funds — 19.2%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	26,004,622	26,004,622
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	7,832,718	7,832,718
Total Investment Funds		$33,837,340

Total Investment Securities — 114.5%
(Cost $188,915,366)		$201,321,872

Liabilities in Excess of Other Assets — (14.5%)		(25,437,007)

Net Assets — 100.0%		$175,884,865

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $24,917,389.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$166,006,284	$—	$—	$166,006,284
Exchanged Traded Fund	1,478,248	—	—	1,478,248
Investment Funds	33,837,340	—	—	33,837,340
				$201,321,872

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Value Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.4%

Financials — 25.0%
American Express Co.	133,879	$11,719,768
American International Group, Inc.	77,800	4,202,756
Bank of America Corp.	582,343	9,928,948
Capital One Financial Corp.	157,638	12,866,414
Citigroup, Inc.	201,546	10,444,114
JPMorgan Chase & Co.	232,261	13,991,403
Navient Corp.	260,919	4,620,875
PNC Financial Services Group, Inc. (The)	140,178	11,996,433
SLM Corp.	193,148	1,653,347
State Street Corp.	143,887	10,591,522
Wells Fargo & Co.	279,914	14,519,139
		106,534,719

Health Care — 19.6%
Johnson & Johnson	107,334	11,440,731
Medtronic, Inc.	210,751	13,056,024
Merck & Co., Inc.	164,785	9,768,455
Pfizer, Inc.	435,186	12,868,450
Sanofi ADR	202,170	11,408,453
Teva Pharmaceutical Industries Ltd. ADR	178,770	9,608,888
UnitedHealth Group, Inc.	102,824	8,868,570
WellPoint, Inc.	53,403	6,388,067
		83,407,638

Information Technology — 10.4%
Intel Corp.	325,475	11,333,040
Microsoft Corp.	290,987	13,490,157
Oracle Corp.	304,200	11,644,776
Texas Instruments, Inc.	162,803	7,764,075
		44,232,048

Energy — 9.9%
BP PLC ADR	259,393	11,400,322
ConocoPhillips	145,853	11,160,672
Occidental Petroleum Corp.	118,238	11,368,584
Phillips 66	51,090	4,154,128
Seadrill Ltd. (Bermuda)†	144,400	3,864,144
		41,947,850

Consumer Discretionary — 9.5%
Carnival Corp. (Paraguay)	144,628	5,809,707
Delphi Automotive PLC (United
Kingdom)	101,020	6,196,567
Ford Motor Co.	497,400	7,356,546
Johnson Controls, Inc.	189,300	8,329,200
Target Corp.	204,674	12,828,966
		40,520,986

Industrials — 9.2%
Emerson Electric Co.	126,155	7,894,780
General Dynamics Corp.	65,700	8,349,813
Honeywell International, Inc.	78,076	7,270,437
Raytheon Co.	75,941	7,717,124
Stanley Black & Decker, Inc.	88,607	7,867,416
		39,099,570

Consumer Staples — 6.4%
Altria Group, Inc.	163,348	7,504,207
Philip Morris International, Inc.	142,520	11,886,168
Wal-Mart Stores, Inc.	104,629	8,000,980
		27,391,355

Telecommunication Services — 4.2%
AT&T, Inc.	146,846	5,174,853
Verizon Communications, Inc.	251,252	12,560,087
		17,734,940

Materials — 3.3%
CRH PLC ADR†	433,700	9,892,697
EI du Pont de Nemours & Co.	57,920	4,156,339
		14,049,036

Utilities — 1.9%
Entergy Corp.	59,011	4,563,321
Public Service Enterprise Group, Inc.	93,700	3,489,387
		8,052,708
Total Common Stocks		$422,970,850

Investment Funds — 2.6%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	8,908,681	8,908,681
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	2,233,101	2,233,101
Total Investment Funds		$11,141,782

Total Investment Securities — 102.0%
(Cost $330,568,314)		$434,112,632

Liabilities in Excess of Other Assets — (2.0%)		(8,373,734)

Net Assets — 100.0%		$425,738,898

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $8,705,290.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

10

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$422,970,850	$—	$—	$422,970,850
Investment Funds	11,141,782	—	—	11,141,782
				$434,112,632

See accompanying Notes to Portfolios of Investments.

11

Notes to Portfolios of Investments

September 30, 2014 (Unaudited)

Security valuation and fair value measurements— Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2014.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

12

Notes to Portfolios of Investments (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of September 30, 2014, the following Funds loaned securities and received collateral as follows:

13

Notes to Portfolios of Investments (Unaudited) (Continued)

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Capital Growth Fund	$1,702,998	$1,758,975
International Small Cap Fund	8,950,856	9,456,012
Small Cap Value Opportunities Fund	24,917,389	26,004,622
Value Fund	8,705,290	8,908,691

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2014, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Capital Growth Fund	$125,156,384	$71,252,367	$(2,134,102)	$69,118,265
International Small Cap Fund	146,301,168	26,907,402	(4,878,457)	22,028,945
Large Cap Fund	11,395,100	293,814	(229,253)	64,561
Small Cap Value Opportunities Fund	188,915,366	22,137,016	(9,730,510)	12,406,506
Value Fund	330,568,314	108,486,736	(4,942,418)	103,544,318

14

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*    /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/24/14

By (Signature and Title)*    /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 11/24/14

* Print the name and title of each signing officer under his or her signature.